Disclosure of leases and similar arrangements - Future Minimum Rental Payments Due (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under cancellable operating lease	$ 0	$ 9,508
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under cancellable operating lease	0	9,082
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under cancellable operating lease	$ 0	$ 426